Shareholder Report, Line Graph (Details) 1014029_Franklin FTSE South Korea ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Nov. 02, 2017	Mar. 31, 2026
Franklin FTSE South Korea ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE South Korea ETF (NAV)
Accumulated Value	$ 8,575	$ 10,395	$ 9,161	$ 10,778	$ 13,008	$ 6,756	$ 8,470	$ 10,183	$ 10,000	$ 18,103
FTSE South Korea Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE South Korea Index-NR
Accumulated Value	8,715	10,964	9,517	11,188	13,561	7,054	8,518	10,198	10,000	$ 18,888
FTSE South Korea Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE South Korea Capped Index-NR
Accumulated Value	$ 8,582	$ 10,400	$ 9,171	$ 10,796	$ 13,023	$ 6,758	$ 8,496	$ 10,221	$ 10,000	$ 18,142